Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2026	$ 200,508
For the year ending December 31, 2027	430,770
For the year ending December 31, 2028	368,705
For the year ending December 31, 2029	28,259
Total lease payments	1,028,242
Less: Imputed interest	(17,639)
Present value of operating lease liabilities	$ 1,010,603	$ 203,813